Note 15 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other receivables, carrying amount	$ 3,515	$ 3,796
Other receivables, fair value	3,515	3,796
Long-term debt, carrying amount	269,625	250,909
Long-term debt, fair value	$ 282,109	$ 263,660